                               FIRST CHOICE FUNDS TRUST

                         SUPPLEMENT DATED SEPTEMBER 22, 1997
                         TO PROSPECTUS DATED OCTOBER 1, 1996

     This Supplement is provided to update, and should be read in conjunction with the information provided in the Prospectus and Statement of Additional Information.

     At a Meeting of the Board of Trustees of First Choice Funds Trust on July 29, 1997 the Trustees approved a new Administration Agreement and Transfer and Services Agent Agreement with First Data Investor Services Group, Inc. ("First Data") pursuant to which First Data will become the successor Administrator, Transfer Agent and Fund Accountant to BISYS Funds Services, Inc. effective September 20, 1997. In addition, the Board approved a new Distribution Agreement with First Data Distributors, Inc. which will also become effective on September 20, 1997. First Data and its affiliates are located at 4400 Computer Drive, Westborough, Massachusetts 01581-5120. First Data and its affiliates will perform the same services as each predecessor at an identical fee.


                     PLEASE NOTE THE FOLLOWING REVISIONS REGARDING
                         PRICING AND PURCHASE OF FUND SHARES:

          Please call 1-888-FIRST-16 (888-347-7816) for wiring instructions. A completed application must be sent by overnight delivery to the Fund in advance of the wire to First Choice Funds Trust c/o First Data Investor Services Group, P.O. Box 5176, Westborough, MA 01581-5176. Notification must be given to the Fund at 1-888-FIRST-16 (888-347-7816) prior to 12 noon Eastern Standard Time, of the wire date for the U.S. Treasury Reserve Fund and prior to 3:00 p.m. Eastern Standard Time in the case of the Cash Reserve Fund.

          Payments to open new accounts should be sent to First Choice Funds Trust c/o First Data Investor Services Group, P.O. Box 5176, Westborough, MA 01581-5176, together with a completed application.


                    PLEASE NOTE THE FOLLOWING REVISIONS REGARDING
                               EXCHANGE OF FUND SHARES:

          EXCHANGE BY MAIL -A letter of instruction should be sent by mail to First Data Investor Services Group. No signature guarantee is required. Newly purchased shares must remain in the account for ten days.


                    PLEASE NOTE THE FOLLOWING REVISIONS REGARDING
                              REDEMPTION OF FUND SHARES:

     BY MAIL -Requests should be addressed to First Choice Funds Trust c/o First Data Investor Services Group, P.O. Box 5176, Westborough, MA 01581-5176. To protect shareholder accounts, the Funds and its transfer agent from fraud, a signature guarantee will be required when redemptions proceeds are to be sent to an address other than the registered address, or if the redemption is greater than $50,000.

     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by telephone.